FEDERAL HOME LOAN BANK ADVANCES (Schedule of Advances) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Schedule of federal home loan bank advances
Maturities February 2016 through June 2024, fixed rate at rates from 2.16% to 6.70%, weighted average rate of 2.94% at September 30, 2013 and 2.95% September 30, 2012	$ 13,230	$ 17,672